Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued expenses
Accrued expenses consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Accrued compensation	$3,173	$1,663
Accrued contract manufacturing costs	1,565	1,627
Accrued clinical trial costs	1,302	—
Accrued other	986	370

Total accrued expenses	$7,026	$3,660